Commitments & Contingencies (Details)	12 Months Ended
Mar. 31, 2025 USD ($) $ / shares shares
Commitments & Contingencies [Line Items]
Deferred fee percentage	3.50%
Percentage of deferred underwriting commission	3.50%
Deferred underwriting commission	$ 2,012,500
Fair value of unit purchase option	$ 208,093
Volatility	12.96%
UPO [Member]
Commitments & Contingencies [Line Items]
Sold to purchase unit	$ 100
Unit purchase option (in Shares) | shares	270,250
Units exercisable per share (in Dollars per share) | $ / shares	$ 11
Aggregate exercise price	$ 2,972,750
Cash payment	100
Fair value of unit purchase option	$ 208,093
Fair value per share (in Dollars per share) | $ / shares	$ 7.67
Volatility	12.96%
Risk free interest rate	1.61%
Expected life	5 years
Probability of successful combination	85.00%
Underwriters [Member]
Commitments & Contingencies [Line Items]
Gross proceeds	$ 2,012,500